Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes		Royalties		Fees		Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.		Total Payments
Total	[1],[2]	$ 122.5		$ 944.9		$ 16.9		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 13.4		$ 1,097.7
Acambuco
Total	[1],[2]	0.0		2.6		0.0		0.0	0.0	0.0	0.0	0.0		2.6
Agua Salada
Total	[1],[2]	0.0		2.0		0.0		0.0	0.0	0.0	0.0	0.0		2.0
Aguada de la Arena
Total	[1],[2]	0.0	[3]	11.9		0.1		0.0	0.0	0.0	0.0	0.0		12.0
Aguada del Chañar
Total	[1],[2]	0.0	[3]	20.8		0.0	[3]	0.0	0.0	0.0	0.0	0.0		20.8
Aguada Pichana
Total	[1],[2]	0.0		3.7		0.0		0.0	0.0	0.0	0.0	0.0		3.7
Aguada Pichana Este
Total	[1],[2]	0.0		0.7		0.0		0.0	0.0	0.0	0.0	0.0		0.7
Aguada Pichana Oeste
Total	[1],[2]	0.0		8.1		0.0		0.0	0.0	0.0	0.0	0.0		8.1
Aguada Toledo - Sierra Barrosa
Total	[1],[2]	2.3		12.5		0.9		0.0	0.0	0.0	0.0	0.0		15.7
Aguaragüe
Total	[1],[2]	0.0		5.5		0.5		0.0	0.0	0.0	0.0	0.0		6.0
Al Norte de la Dorsal
Total	[1],[2]	0.1		3.3		0.1		0.0	0.0	0.0	0.0	0.0		3.5
Al Sur de los Lagos
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Altiplanicie del Payún
Total	[1],[2]	0.0	[3]	0.5		0.3		0.0	0.0	0.0	0.0	0.0		0.8
Bajada de Añelo
Total	[1],[2]	0.0		2.6		0.0		0.0	0.0	0.0	0.0	0.0		2.6
Bajo del Toro
Total	[1],[2]	0.0	[3]	2.1		0.1		0.0	0.0	0.0	0.0	0.0		2.2
Bandurria
Total	[1],[2]	0.8		42.3		0.2		0.0	0.0	0.0	0.0	0.0		43.3
Barranca Yankowsky
Total	[1],[2]	0.0		0.0	[3]	0.2		0.0	0.0	0.0	0.0	0.0		0.2
Barrancas
Total	[1],[2]	0.0	[3]	12.8		0.2		0.0	0.0	0.0	0.0	0.0		13.0
Cajón de los Caballos
Total	[1],[2]	0.0	[3]	0.0		0.4		0.0	0.0	0.0	0.0	0.0		0.4
Cañada Dura
Total	[1],[2]	0.0		0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Cañadón Amarillo
Total	[1],[2]	0.2		3.7		0.6		0.0	0.0	0.0	0.0	0.0		4.5
Cañadón de la Escondida - Barranca Baya
Total	[1],[2]	0.0	[3]	21.3		0.5		0.0	0.0	0.0	0.0	0.0		21.8
Cañadón León
Total	[1],[2]	0.0	[3]	9.6		0.1		0.0	0.0	0.0	0.0	0.0		9.7
Cañadón Perdido - Zona Central
Total	[1],[2]	0.1		5.0		0.1		0.0	0.0	0.0	0.0	0.0		5.2
Cañadón Seco - Meseta Espinoza
Total	[1],[2]	0.5		3.5		0.1		0.0	0.0	0.0	0.0	2.4		6.5
Cañadón Vasco
Total	[1],[2]	0.0		0.4		0.1		0.0	0.0	0.0	0.0	0.1		0.6
Cañadón Yatel - Estancia Cholita
Total	[1],[2]	0.0		9.1		0.1		0.0	0.0	0.0	0.0	0.9		10.1
Ceferino
Total	[1],[2]	0.0	[3]	0.2		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.2
Cerro Arena
Total	[1],[2]	0.0	[3]	0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
Cerro Fortunoso
Total	[1],[2]	0.0	[3]	8.0		0.1		0.0	0.0	0.0	0.0	0.0		8.1
Cerro Grande Oeste
Total	[1],[2]	0.0		11.6		0.1		0.0	0.0	0.0	0.0	2.9		14.6
Cerro Guadal Norte
Total	[1],[2]	0.0		0.5		0.5		0.0	0.0	0.0	0.0	0.2		1.2
Cerro Hamaca
Total	[1],[2]	0.1		0.3		0.0		0.0	0.0	0.0	0.0	0.0	[3]	0.4
Cerro Las Minas
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Cerro Manrique
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Cerro Morado Este
Total	[1],[2]	0.1		2.8		0.1		0.0	0.0	0.0	0.0	0.0		3.0
Cerro Piedras - El Pluma
Total	[1],[2]	0.0		4.5		0.6		0.0	0.0	0.0	0.0	0.0		5.1
Chachahuén
Total	[1],[2]	0.9		24.2		0.1		0.0	0.0	0.0	0.0	0.0		25.2
Chihuido de la Salina
Total	[1],[2]	0.1		4.0		0.1		0.0	0.0	0.0	0.0	0.0		4.2
Chihuido de la Salina Sur
Total	[1],[2]	0.1		1.2		0.1		0.0	0.0	0.0	0.0	0.0		1.4
Chihuido de la Sierra Negra
Total	[1],[2]	0.0	[3]	14.3		0.3		0.0	0.0	0.0	0.0	0.0		14.6
Chubut projects
Total	[1],[2]	0.8		0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.8
CN VII
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
CN3 Norte
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Confluencia Sur
Total	[1],[2]	0.0	[3]	0.3		0.0		0.0	0.0	0.0	0.0	0.0		0.3
Dadín
Total	[1],[2]	0.0	[3]	0.2		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.2
Desfiladero Bayo
Total	[1],[2]	0.4		6.7		0.0		0.0	0.0	0.0	0.0	0.0		7.1
Don Ruiz
Total	[1],[2]	0.0	[3]	0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
El Cordón
Total	[1],[2]	0.0		2.3		0.1		0.0	0.0	0.0	0.0	0.2		2.6
El Destino - Koluel Kaike
Total	[1],[2]	0.0		1.8		0.1		0.0	0.0	0.0	0.0	0.2		2.1
El Guadal - Lomas del Cuy
Total	[1],[2]	0.0	[3]	15.4		0.2		0.0	0.0	0.0	0.0	1.4		17.0
El Límite
Total	[1],[2]	0.0		0.3		0.0		0.0	0.0	0.0	0.0	0.0		0.3
El Manzano
Total	[1],[2]	0.0	[3]	0.3		0.3		0.0	0.0	0.0	0.0	0.0		0.6
El Orejano
Total	[1],[2]	0.0	[3]	4.9		0.1		0.0	0.0	0.0	0.0	0.0		5.0
El Portón
Total	[1],[2]	0.0	[3]	8.3		0.0	[3]	0.0	0.0	0.0	0.0	0.0		8.3
El Quemado Norte
Total	[1],[2]	0.0		0.0	[3]	0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
El Tordillo
Total	[1],[2]	0.0		2.1		0.2		0.0	0.0	0.0	0.0	0.0		2.3
El Trébol
Total	[1],[2]	0.1		16.9		0.1		0.0	0.0	0.0	0.0	0.0		17.1
Escalante
Total	[1],[2]	0.0	[3]	6.4		0.1		0.0	0.0	0.0	0.0	0.0		6.5
Estación Fernández Oro
Total	[1],[2]	1.7		10.0		0.1		0.0	0.0	0.0	0.0	0.0		11.8
Estructura Cruz de Piedra
Total	[1],[2]	0.0		0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
Exploration - Argentina
Total	[1],[2]	0.3		0.0		0.7		0.0	0.0	0.0	0.0	0.0		1.0
Filo Morado
Total	[1],[2]	0.0	[3]	4.3		0.1		0.0	0.0	0.0	0.0	0.0		4.4
Gobernador Ayala (CNQ 7)
Total	[1],[2]	0.0	[3]	3.0		0.0		0.0	0.0	0.0	0.0	0.0		3.0
La Amarga Chica
Total	[1],[2]	0.9		73.2		0.2		0.0	0.0	0.0	0.0	0.0		74.3
La Calera
Total	[1],[2]	0.0		17.8		0.0		0.0	0.0	0.0	0.0	0.0		17.8
La Ribera I - II
Total	[1],[2]	0.0	[3]	5.1		0.1		0.0	0.0	0.0	0.0	0.0		5.2
La Tapera
Total	[1],[2]	0.0		0.6		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.6
La Ventana - Río Tunuyán
Total	[1],[2]	0.0		6.9		0.2		0.0	0.0	0.0	0.0	0.0		7.1
La Yesera
Total	[1],[2]	0.0		1.0		0.0		0.0	0.0	0.0	0.0	0.0		1.0
Lago Fuego
Total	[1],[2]	0.0		1.7		0.2		0.0	0.0	0.0	0.0	0.0		1.9
Las Heras - Cerro Grande
Total	[1],[2]	0.0	[3]	15.5		0.1		0.0	0.0	0.0	0.0	0.7		16.3
Las Manadas
Total	[1],[2]	0.0	[3]	0.6		0.1		0.0	0.0	0.0	0.0	0.0		0.7
Las Tacanas
Total	[1],[2]	0.0	[3]	0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
Lindero Atravesado
Total	[1],[2]	0.0		15.8		0.0		0.0	0.0	0.0	0.0	0.0		15.8
Llancanelo
Total	[1],[2]	0.0	[3]	3.4		0.1		0.0	0.0	0.0	0.0	0.0		3.5
Llancanelo R
Total	[1],[2]	0.0	[3]	0.0		0.2		0.0	0.0	0.0	0.0	0.0		0.2
Loma Alta Sur
Total	[1],[2]	0.0		3.3		0.2		0.0	0.0	0.0	0.0	0.0		3.5
Loma Amarilla
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Loma Campana
Total	[1],[2]	0.0	[3]	100.8		0.1		0.0	0.0	0.0	0.0	0.0		100.9
Loma de la Mina
Total	[1],[2]	0.0	[3]	0.1		0.0		0.0	0.0	0.0	0.0	0.0		0.1
Loma del Molle
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Loma La Lata
Total	[1],[2]	5.3		33.1		0.0		0.0	0.0	0.0	0.0	0.0		38.4
Lomas del Cuy
Total	[1],[2]	0.0		0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
Los Caldenes
Total	[1],[2]	0.1		0.2		0.1		0.0	0.0	0.0	0.0	0.0		0.4
Los Cavaos
Total	[1],[2]	0.0		2.5		0.1		0.0	0.0	0.0	0.0	0.0		2.6
Los Chorrillos
Total	[1],[2]	0.0		0.5		0.5		0.0	0.0	0.0	0.0	0.0		1.0
Los Monos - Aguada Bandera
Total	[1],[2]	0.0		0.4		0.2		0.0	0.0	0.0	0.0	0.0	[3]	0.6
Los Parlamentos
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Los Perales
Total	[1],[2]	0.0	[3]	38.5		0.4		0.0	0.0	0.0	0.0	3.1		42.0
Lunlunta Carrizal
Total	[1],[2]	0.0		1.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		1.0
Magallanes
Total	[1],[2]	0.0		10.0		0.1		0.0	0.0	0.0	0.0	0.0		10.1
Manantiales Behr
Total	[1],[2]	0.3		85.9		0.4		0.0	0.0	0.0	0.0	0.0		86.6
Mendoza projects
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Mesa Verde
Total	[1],[2]	0.0	[3]	2.7		0.3		0.0	0.0	0.0	0.0	0.0		3.0
Narambuena
Total	[1],[2]	0.0	[3]	0.7		0.1		0.0	0.0	0.0	0.0	0.0		0.8
Neuquén projects
Total	[1],[2]	0.5		0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.5
Octógono Fiscal
Total	[1],[2]	0.0	[3]	3.2		0.0	[3]	0.0	0.0	0.0	0.0	0.0		3.2
Pampa Las Yeguas I
Total	[1],[2]	0.0		0.9		0.0		0.0	0.0	0.0	0.0	0.0		0.9
Pampa Palauco
Total	[1],[2]	0.0		1.3		0.1		0.0	0.0	0.0	0.0	0.0		1.4
Paso Barda
Total	[1],[2]	0.0	[3]	1.1		0.1		0.0	0.0	0.0	0.0	0.0		1.2
Paso Bardas Norte
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
Pico Truncado
Total	[1],[2]	0.0		4.8		0.1		0.0	0.0	0.0	0.0	0.5		5.4
Puesto Hernández
Total	[1],[2]	0.3		8.5		0.1		0.0	0.0	0.0	0.0	0.0		8.9
Puesto Molina
Total	[1],[2]	0.0	[3]	1.1		0.0		0.0	0.0	0.0	0.0	0.0		1.1
Puesto Pinto (CNQ 7/A)
Total	[1],[2]	0.7		17.7		0.0		0.0	0.0	0.0	0.0	0.0		18.4
Puesto Pozo Cercado Occidental
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Punta Barda
Total	[1],[2]	0.0	[3]	2.0		0.3		0.0	0.0	0.0	0.0	0.0		2.3
Puntilla Huincán
Total	[1],[2]	0.0	[3]	0.0		0.1		0.0	0.0	0.0	0.0	0.0		0.1
Ramos
Total	[1],[2]	0.0		3.2		0.0		0.0	0.0	0.0	0.0	0.0		3.2
Restinga Alí
Total	[1],[2]	0.0	[3]	1.8		0.2		0.0	0.0	0.0	0.0	0.0		2.0
Rincón del Mangrullo
Total	[1],[2]	0.1		41.3		0.1		0.0	0.0	0.0	0.0	0.0		41.5
Río Negro Norte
Total	[1],[2]	0.0		1.8		0.0		0.0	0.0	0.0	0.0	0.0		1.8
Río Neuquén
Total	[1],[2]	0.3		12.4		0.2		0.0	0.0	0.0	0.0	0.0		12.9
Salinas del Huitrín
Total	[1],[2]	0.0	[3]	0.0		0.0	[3]	0.0	0.0	0.0	0.0	0.0		0.0	[3]
San Roque
Total	[1],[2]	0.0	[3]	5.0		0.0		0.0	0.0	0.0	0.0	0.0		5.0
San Sebastián
Total	[1],[2]	0.0	[3]	4.6		0.1		0.0	0.0	0.0	0.0	0.0		4.7
Sands Operation
Total	[1],[2]	1.3		0.0		0.2		0.0	0.0	0.0	0.0	0.0		1.5
Santa Cruz projects
Total	[1],[2]	0.7		0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.7
Señal Cerro Bayo
Total	[1],[2]	0.1		2.6		0.0	[3]	0.0	0.0	0.0	0.0	0.0		2.7
Señal Picada
Total	[1],[2]	0.3		6.5		0.2		0.0	0.0	0.0	0.0	0.0		7.0
Señal Picada - Volcán Auca Mahuida
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Tierra del Fuego
Total	[1],[2]	1.2		1.3		0.2		0.0	0.0	0.0	0.0	0.8		3.5
Tupungato
Total	[1],[2]	0.0		0.1		0.0		0.0	0.0	0.0	0.0	0.0		0.1
Ugarteche
Total	[1],[2]	0.0		5.4		0.1		0.0	0.0	0.0	0.0	0.0		5.5
Vizcacheras
Total	[1],[2]	0.0	[3]	12.2		0.2		0.0	0.0	0.0	0.0	0.0		12.4
Volcán Auca Mahuida
Total	[1],[2]	0.0	[3]	3.1		0.2		0.0	0.0	0.0	0.0	0.0		3.3
Zampal Norte
Total	[1],[2]	0.0	[3]	0.0		0.0		0.0	0.0	0.0	0.0	0.0		0.0	[3]
Zampal Oeste
Total	[1],[2]	0.0	[3]	0.4		0.0		0.0	0.0	0.0	0.0	0.0		0.4
Payment not attributable to a project
Total	[1],[2]	101.8		42.5		0.0		0.0	0.0	0.0	0.0	0.0		144.3
Charagua
Total	[1],[2]	0.0		0.0		1.0		0.0	0.0	0.0	0.0	0.0		1.0
COR 12
Total	[1],[2]	$ 0.0		$ 0.0		$ 0.5		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0		$ 0.5

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Registered value less than 0.1.